Fees Summary	Sep. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 73,914,963.84
Previously Paid Amount	0.00
Total Fee Amount	11,316.39
Total Offset Amount	0.00
Net Fee	$ 11,316.39